EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated March 5, 2021, for ASYMshares ASYMmetric 500 ETF, a series of ASYMmetric ETFs Trust, which was filed with the Securities and Exchange Commission on March 5, 2021 (Accession No. 0001387131-21-003205).